Long-term Debt - Long-term Debt Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial Instruments [Abstract]
Borrowings, beginning balance	$ 3,545,777
Repayment of long-term debt	(57,279)	$ (18,193)	$ (880,104)
Accretion of deferred financing fees	161,766
Gain on debt settlement	(20,168)
Impact of foreign exchange	58,322
Borrowings, ending balance	$ 3,688,418	$ 3,545,777